UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09837

Investment Company Act File Number

Tax-Managed Multi-Cap Opportunity Portfolio

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.

Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2004

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Opportunity Portfolio	as of July 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value

Aerospace - Equipment — 1.1%
Precision Castparts Corp.	20,000	1,126,600
		$1,126,600

Banks — 0.6%
Commerce Bancorp, Inc.	12,000	604,080
		$604,080

Beverages — 1.0%
Cott Corp.(1)	37,000	1,035,260
		$1,035,260

Biotechnology — 3.7%
Celgene Corp.(1)	34,000	1,813,220
Neurocrine Biosciences, Inc.(1)	47,000	2,188,790
		$4,002,010

Broadcasting and Cable — 2.1%
NTL, Inc.(1)	42,932	2,237,616
		$2,237,616

Building Materials — 1.1%
Eagle Materials, Inc.	17,500	1,154,650
		$1,154,650

Business Services — 7.6%
Coinstar, Inc.(1)	70,000	1,424,500
Dun & Bradstreet Corp.(1)	19,000	1,066,660
Intersections, Inc.(1)	29,784	435,442
MDC Partners, Inc., Class A(1)	68,000	752,080
Sirva, Inc.(1)	104,100	2,433,858
Sotheby’s Holdings, Inc., Class A(1)	125,000	1,997,500
		$8,110,040

Computer Services — 2.3%
Cognizant Technology Solutions Corp.(1)	50,000	1,377,500
Kanbay International, Inc.(1)	70,100	1,087,251
		$2,464,751

Computer Services and Consulting — 3.0%
Affiliated Computer Services, Inc.(1)	51,000	2,646,900
Answerthink, Inc.(1)	120,000	556,800
		$3,203,700

Computer Software — 1.8%
Microsoft Corp.	42,000	1,195,320
Salesforce.com, Inc.(1)	1,900	24,719
VERITAS Software Corp.(1)	40,000	762,400
		$1,982,439

Computers - Integrated Systems — 17.5%
Intellisync Corp.(1)	175,000	446,250
PalmOne, Inc.(1)	322,988	12,990,577
Research in Motion Ltd.(1)	87,200	5,377,624
		$18,814,451

Distribution Services — 0.6%
Central European Distribution Corp.(1)	28,200	679,902
		$679,902

E-Commerce/Services — 1.1%
IAC/InterActiveCorp(1)	45,000	1,228,500
		$1,228,500

Education — 5.0%
Corinthian Colleges, Inc.(1)	105,000	1,965,600
EVCI Career Colleges, Inc.(1)	88,800	883,560
Laureate Education, Inc.(1)	58,400	2,061,520
Learning Tree International, Inc.(1)	40,000	504,400
		$5,415,080

Electronic Manufacturing Services — 0.6%
FLIR Systems, Inc.(1)	10,000	636,300
		$636,300

Energy Services — 1.2%
NRG Energy, Inc.(1)	48,000	1,276,320
		$1,276,320

Energy Sources — 1.0%
Spinnaker Exploration Co.(1)	30,000	1,073,100
		$1,073,100

Entertainment — 5.4%
Metro-Goldwyn-Mayer, Inc.(1)	168,900	2,048,757
WMS Industries, Inc.(1)	138,000	3,759,120
		$5,807,877

Financial Services — 2.9%
Mitsubishi Tokyo Financial Group, Inc. ADR	200,000	1,812,000
Providian Financial Corp.(1)	66,000	913,440
Student Loan Corp., (The)	3,100	434,775
		$3,160,215

Hardware - Networking — 0.2%
Blue Coat Systems, Inc.(1)	10,200	188,802
		$188,802

Health Care Services — 1.7%
DaVita, Inc.(1)	75	2,278
PacifiCare Health Systems, Inc.(1)	60,000	1,834,200
United Surgical Partners International, Inc.(1)	100	3,524
		$1,840,002

Insurance — 4.7%
PMI Group, Inc., (The)	54,000	2,226,420
Progressive Corp.	100	7,662
Radian Group, Inc.	50,000	2,301,000
Triad Guaranty, Inc.(1)	9,800	533,120
		$5,068,202

Internet Services — 3.1%
CheckFree Corp.(1)	38,600	1,159,544
Yahoo!, Inc.(1)	70,000	2,156,000
		$3,315,544

Machinery — 0.2%
Milacron, Inc.(1)	50,000	180,000
		$180,000

Medical Products — 2.8%
Cyberonics, Inc.(1)	55,000	1,538,900
DENTSPLY International, Inc.	22,000	1,069,860
I-Flow Corp.(1)	28,160	359,885
		$2,968,645

Mining — 0.9%
Bema Gold Corp.(1)	400,000	932,000
		$932,000

Oil and Gas - Equipment and Services — 1.2%
Baker Hughes, Inc.	31,000	1,249,300
		$1,249,300

Oil and Gas - Exploration and Production — 3.1%
Harvest Natural Resources, Inc.(1)	160,000	2,204,800
Plains Exploration and Production Co.(1)	56,000	1,167,600
		$3,372,400

Personal Products — 4.1%
Estee Lauder Cos., Inc. (The), Class A	19,000	834,100
Gillette Co. (The)	89,000	3,469,220
Oriflame Cosmetics(1)	1,430	47,518
		$4,350,838

Pharmaceuticals — 4.6%
American Pharmaceutical Partners, Inc.(1)	44,179	1,312,116
Isolagen, Inc.(1)	97,400	778,226
Oscient Pharmaceuticals Corp.(1)	110,000	486,200
Pharmion Corp.(1)	1,900	85,272
Taro Pharmaceutical Industries Ltd.(1)	102,000	2,277,660
		$4,939,474

Retail - Discount — 0.3%
Kmart Holding Corp.(1)	4,000	309,720
		$309,720

Retail - Food and Drug — 4.7%
CVS Corp.	55,000	2,302,850
Safeway, Inc.(1)	48,000	1,014,240
Walgreen Co.	47,000	1,710,800
		$5,027,890

Retail - Restaurants — 1.8%
Krispy Kreme Doughnuts, Inc.(1)	126,000	1,983,240
		$1,983,240

Retail - Specialty — 0.0%
NBTY, Inc.(1)	1,000	21,760
		$21,760

Telecommunications - Equipment — 0.8%
ECI Telecom, Ltd.(1)	135,000	839,565
		$839,565
Telecommunications - Services — 1.7%
Citizens Communications Co.	126,000	1,814,400
IDT Corp.(1)	1,000	15,500
		$1,829,900

Wireless Communications — 4.3%
NII Holdings, Inc., Class B(1)	120,000	4,562,400
		$4,562,400

Total Common Stocks (identified cost $93,344,374)		$106,992,573

Short-Term Investments — 2.1%

Security	Principal Amount (000’s omitted)	Value
Investors Bank & Trust Company Time Deposit, 1.34%, 8/2/04	2,285	2,285,000

Total Short-Term Investments (at amortized cost, $2,285,000)		$2,285,000

Total Investments — 101.9% (identified cost $95,629,374)		$109,277,573

Securities Sold Short —(2.0)%

Security	Shares	Value
Yahoo!, Inc.(1)	70,000	(2,156,000)

Total Securities Sold Short (proceeds $1,144,289)		$(2,156,000)

Other Assets, Less Liabilities — 0.1%		$124,881

Net Assets — 100.0%		$107,246,454

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2004 as computed on a federal income tax basis, were as follows:

Aggregate cost	$95,629,374

Gross unrealized appreciation	$17,194,960

Gross unrealized depreciation	(3,546,761)

Net unrealized appreciation	$13,648,199

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi Cap-Opportunity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 21, 2004

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	September 21, 2004